Vessels (Tables)	12 Months Ended
Dec. 31, 2013
Vessels In Operation
Vessels

	Vessel	Drydocking	Total
Cost
December 31, 2011	$522,918,357	$9,405,902	$532,324,259
Transfer in from vessels under construction	54,503,372	500,000	55,003,372
Additions	99,996,325	458,334	100,454,659

December 31, 2012	$677,418,054	$10,364,236	$687,782,290
Additions	470,460,400	5,581,255	476,041,655
Disposals	—	(1,859,974)	(1,859,974)

December 31, 2013	$1,147,878,454	$14,085,517	$1,161,963,971

Accumulated Depreciation
December 31, 2011	$73,465,967	$3,589,926	$77,055,893
Charge for the period	21,959,518	2,106,180	24,065,698

December 31, 2012	$95,425,485	$5,696,106	$101,121,591
Charge for the period	33,334,628	3,141,174	36,475,803
Disposals for the period	—	(1,859,974)	(1,859,974)

December 31, 2013	$128,760,113	$6,977,306	$135,737,420

Net Book Value
December 31, 2013	$1,019,118,341	$7,108,211	$1,026,226,551

December 31, 2012	$581,992,569	$4,668,130	$586,660,699

December 31, 2011	$449,452,390	$5,815,976	$455,268,366

Vessels Under Construction
Vessels

	2012	2013
Vessels under construction at January 1	$30,183,159	$20,110,888
Payments to shipyard	43,850,300	38,124,000
Payments on novation of shipbuilding contracts	—	—
Other payments including initial stores, capitalized interest and site costs	1,080,801	1,962,598
Transfer to vessels in operation	(55,003,372)	—

Vessels under construction at December 31	$20,110,888	$60,197,486